Consolidated VIEs and Noncontrolling Interests - Results of Operations of ChinaCo (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Revenue	$ 2,570,127	$ 3,415,865	$ 3,458,592
Location operating expenses	3,084,646	3,542,918	2,758,318
Pre-opening location expenses	159,096	273,049	571,968
Selling, general and administrative expenses	1,010,582	1,604,669	2,793,663
Restructuring and other related costs	433,811	206,703	329,221
Impairments/(gain on sale) of goodwill, intangibles and other assets	870,002	1,355,921	335,006
Depreciation and amortization	709,473	779,368	589,914
Total Expenses	6,267,610	7,762,628	7,378,090
Total interest and other income (expense), net	(930,648)	532,412	190,248
Net loss	(4,631,595)	(3,833,857)	(3,774,887)
Net (loss) income attributable to WeWork Inc.	(4,439,027)	(3,129,358)	(3,264,738)
Variable Interest Entity, Primary Beneficiary | ChinaCo
Noncontrolling Interest [Line Items]
Revenue	0	206,261	228,537
Location operating expenses	0	266,318	290,254
Pre-opening location expenses	0	13,465	71,681
Selling, general and administrative expenses	0	68,884	85,237
Restructuring and other related costs	0	(18,660)	6,684
Impairments/(gain on sale) of goodwill, intangibles and other assets	0	450,312	0
Depreciation and amortization	0	39,208	42,257
Total Expenses	0	819,527	496,113
Total interest and other income (expense), net	0	3,446	(6,443)
Net loss	0	(609,820)	(274,019)
Net (loss) income attributable to WeWork Inc.	$ 0	$ (62,997)	$ 39,072